Income taxes - Disclosure of breakdown of research and development expenses (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Major components of tax expense (income) [abstract]
R&D expenses	$ 2,477,736	$ 1,644,565	$ 2,064,493
Less:	0	0	0
R&D expenses, net	$ 2,477,736	$ 1,644,565	$ 2,064,493